Expense Example, No Redemption {- Franklin Pennsylvania Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-22 - Franklin Pennsylvania Tax-Free Income Fund - Class C	Jul. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 123
3 Years	384
5 Years	665
10 Years	$ 1,466